Investments in Marketable Securities - Summary of Investments Classified As Available-For-Sale Securities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 13,342,869
Gross Unrealized Gains	0
Gross Unrealized Losses	(7,370)
Aggregate Estimated Fair Value	13,335,499	$ 0
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,851,343
Gross Unrealized Gains	0
Aggregate Estimated Fair Value	5,851,343
Corporate debt securities, available-for-sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,491,526
Gross Unrealized Gains	0
Gross Unrealized Losses	(7,370)
Aggregate Estimated Fair Value	$ 7,484,156